NUVEEN DIVIDEND VALUE FUND

NUVEEN LARGE CAP SELECT FUND

SUPPLEMENT DATED APRIL 30, 2026

TO THE PROSPECTUS DATED FEBRUARY 27, 2026

1.

Effective April 30, 2026, Jon Bosse and Charles Carr have been named as portfolio managers of Nuveen Dividend Value Fund. Evan Staples is no longer a portfolio manager of the Fund. David Chalupnik will continue to serve as a portfolio manager for the Fund. There are no changes to the Fund’s investment objective, principal investment strategies or principal risks.

Jon Bosse, CFA, Managing Director, is a portfolio manager at Nuveen responsible for value equity strategies. He joined the firm in 1996 and previously served as the Co-Head and Chief Investment Officer of Nuveen affiliate, NWQ Investment Management Company, LLC.

Charles Carr, CFA, Senior Managing Director, is a portfolio manager at Nuveen responsible for domestic large-cap value equity strategies. Prior to joining Nuveen in 2014, he served in investment roles at value-oriented hedge funds, including Elm Ridge Capital, Fine Capital Partners, Alson Capital and Estekene Capital.

2.

Effective April 30, 2026, Kristian Siqueiros has been named a portfolio manager of Nuveen Large Cap Select Fund. Evan Staples is no longer a portfolio manager of the Fund. David Chalupnik will continue to serve as a portfolio manager for the Fund. There are no changes to the Fund’s investment objective, principal investment strategies or principal risks.

Kristian Siqueiros, CFA, Managing Director, is Head of Research Affinities for Nuveen’s equities team and serves as a portfolio manager and research analyst in the global utilities and communication services sectors. He joined the firm and began working in the investment industry in 2002.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-DVLCS-0426P

NUVEEN DIVIDEND VALUE FUND

NUVEEN LARGE CAP SELECT FUND

SUPPLEMENT DATED APRIL 30, 2026

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 27, 2026

1.

Effective April 30, 2026, Jon Bosse, CFA, and Charles Carr, CFA, have been named as portfolio managers of Nuveen Dividend Value Fund. Evan Staples is no longer a portfolio manager of the Fund. David Chalupnik, CFA, will continue to serve as a portfolio manager for the Fund.

2.

Effective April 30, 2026, Kristian Siqueiros, CFA, has been named a portfolio manager of Nuveen Large Cap Select Fund. Evan Staples is no longer a portfolio manager of the Fund. David Chalupnik, CFA, will continue to serve as a portfolio manager for the Fund.

3.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

NUVEEN DIVIDEND VALUE FUND

Jon Bosse**	Registered Investment Companies	2	$1,117.52	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	1,083	$1,449.98	0	$0

Charles Carr**	Registered Investment Companies	2	$6,538.56	0	$0
	Other Pooled Investment Vehicles	1	$57.71	0	$0
	Other Accounts	0	$0	0	$0

NUVEEN LARGE CAP SELECT FUND

Kristian Siqueiros**	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

** Information is as of February 28, 2026.

4.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed

Jon Bosse**	Nuveen Dividend Value Fund	A
Charles Carr**	Nuveen Dividend Value Fund	A
Kristian Siqueiros**	Nuveen Large Cap Select Fund	A

** Information is as of February 28, 2026.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-DVLCSAI-0426P